SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment: [  ]; Amendment Number: ____________

         This Amendment (Check only one):    [  ]    is a restatement.
                                             [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Randolph Company, Inc.
Address:   4200 Malsbary Road
           Cincinnati, Ohio 45242

Form 13F File Number: ____ _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carter F. Randolph, PhD
Title:     Chief Compliance Officer
Phone:     (513) 891-7144

Signature, Place, and Date of Signing:


/s/ Carter F. Randolph,   Cincinnati Ohio,
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                        -------------


Form 13F Information Table Entry Total:        40
                                        -------------

Form 13F Information Table Value Totals     442,352
                                        ------------
                                         (thousands)

List of Other Included Managers:    N/A

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this report is filed (other than the one filing this report).


FORM 13F INFORMATION TABLE
					MARKET
	TITLE OF		Market		VALUE	SHRS or	SH/	PUT/	INVSTMT 	OTHER 	  VOTING AUTHORITY
NAME OF ISSUER	 CLASS	CUSIP	Value		(X $1,000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	Sole	Shared	None

APACHE CORP COM	COM	037411105	1185350	1000	1185	15100	SH		SOLE		0	0	15100
APPLIED MATERIALS INC COM	COM	038222105	10112845.6	1000	10113	883990	SH		SOLE		0	0	883990
BAIDU INC ADR	ADR	056752108	1544466	1000	1544	15400	SH		SOLE		0	0	15400
BARRICK GOLD CORP COM	COM	067901108	4054158	1000	4054	115800	SH		SOLE		0	0	115800
BRISTOL-MYERS SQUIBB CM	COM	110122108	12594405.5	1000	12594	386450	SH		SOLE		0	0	386450
CHEVRON CORP COM	COM	166764100	12889206.6	1000	12889	119190	SH		SOLE		0	0	119190
CHUBB CORP COM	COM	171232101	13173468	1000	13173	174900	SH		SOLE		0	0	174900
CISCO SYSTEMS INC COM	COM	17275R102	365478.84	1000	365	18600	SH		SOLE		0	0	18600
CME GROUP INC COM	COM	12572Q105	5962338.9	1000	5962	117670	SH		SOLE		0	0	117670
COACH INC COM	COM	189754104	1271179	1000	1271	22900	SH		SOLE		0	0	22900
CONOCOPHILLIPS CORP COM	COM	20825C104	10735108.8	1000	10735	185120	SH		SOLE		0	0	185120
CORNING INC CM	COM	219350105	5834226	1000	5834	462300	SH		SOLE		0	0	462300
COVIDIEN PLC COM	COM	G2554F113	11851135	1000	11851	205250	SH		SOLE		0	0	205250
ELI LILLY & CO COM	COM	532457108	295920	1000	296	6000	SH		SOLE		0	0	6000
FIRST FINANCIAL BANCORP (OH) COM	COM	320209109	2821937.78	1000	2822	193019	SH		SOLE		0	0	193019
GILEAD SCIENCES INC COM	COM	375558103	4541560.4	1000	4542	61832	SH		SOLE		0	0	61832
GUGGENHEIM BRIC ETF	ETF	18383M100	255021.6	1000	255	7080	SH		SOLE		0	0	7080
HEINZ H J CO COM	COM	423074103	297628.8	1000	298	5160	SH		SOLE		0	0	5160
HONEYWELL INTERNATIONAL INC COM	COM	438516106	13724118.1	1000	13724	216230	SH		SOLE		0	0	216230
HUMANA INC COM	COM	444859102	9470940	1000	9471	138000	SH		SOLE		0	0	138000
HUNTINGTON BANCSHARES INC COM	COM	446150401	2992405	1000	2992	2423	SH		SOLE		0	0	2423
INTEL CORP COM	COM	458140100	7882902.28	1000	7883	382294	SH		SOLE		0	0	382294
ISHARES MSCI EMERGING MKTS	ETF	464287234	3644904.75	1000	3645	82185	SH		SOLE		0	0	82185
MCDONALDS CORP COM	COM	580135101	9398775.5	1000	9399	106550	SH		SOLE		0	0	106550
MERIDIAN BIOSCIENCE INC COM	COM	589584101	2612250	1000	2612	129000	SH		SOLE		0	0	129000
NORFOLK SOUTHERN CORP COM	COM	655844108	10880376.96	1000	10880	175944	SH		SOLE		0	0	175944
ONEOK INC CM (NEW)	COM	682680103	3385800	1000	3386	79200	SH		SOLE		0	0	79200
PEPSICO INC COM	COM	713448108	10885160.1	1000	10885	159070	SH		SOLE		0	0	159070
PHILLIPS 66 COM	COM	718546104	4851216	1000	4851	91360	SH		SOLE		0	0	91360
PNC FINL CORP COM	COM	693475105	4059192.34	1000	4059	69614	SH		SOLE		0	0	69614
PROCTER GAMBLE CO COM	COM	742718109	192062167.8	1000	192062	2829020	SH		SOLE		0	0	2829020
ROYAL DUTCH SHELL PLC ADR CLASS A	ADR	780259206	247822.71	1000	248	3594.238	SH		SOLE		0	0	3594.238
SMUCKER J M CO COM	COM	832696405	5193372.8	1000	5193	60220	SH		SOLE		0	0	60220
SOUTHERN COPPER CORP COM	COM	84265V105	11486269.68	1000	11486	303388	SH		SOLE		0	0	303388
TELEFLEX INC COM	COM	879369106	242454	1000	242	3400	SH		SOLE		0	0	3400
TERRA NITROGEN CO LP COM UNITS	COM	881005201	5962406.5	1000	5962	27850	SH		SOLE		0	0	27850
TIME WARNER INC COM	COM	887317303	14493016.13	1000	14493	303011	SH		SOLE		0	0	303011
TORONTO DOMINION BK ONT COM NEW	COM	891160509	11281667.4	1000	11282	133780	SH		SOLE		0	0	133780
VANGUARD EMERGING MARKETS ETF	ETF	922042858	5758263.36	1000	5758	129312	SH		SOLE		0	0	129312
WELLS FARGO COMPANY COM	COM	949746101	12051184.4	1000	12051	352580	SH		SOLE		0	0	352580